Consolidated Statements of Comprehensive Income (Loss) (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Comprehensive Income Loss
Net loss	$ (933)	$ (388)	$ (1,864)	$ (594)
Other comprehensive income:
Forgin currency translation adjustment gain (loss)	292	19	(1,074)	682
Total	(641)	(369)	(3,043)	(16)
Comprehensive loss attributable to the non-controlling interest	(5)	(43)	(105)	(104)
Total comprehensive loss	$ (646)	$ (412)	$ (2,938)	$ 88